Inventories	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

Note 5 — INVENTORIES

Inventories consisted of the following:

	September 30, 2024	September 30, 2023
Raw materials	$-	$153,851
Finished goods	375,881	-
Inventories	$375,881	$153,851

Inventory write down was $124,132, $nil and $nil for the years ended September 30, 2024, 2023 and 2022, respectively, which was recorded in cost of revenues.